Financial Instrument Risk - Financial Assets Past Due But Not Impaired (Details) - Financial assets past due but not impaired - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Total financial assets	£ 25,098	£ 15,554
Not more than 3 months
Disclosure of financial assets that are either past due or impaired [line items]
Total financial assets	17,899	10,671
More than 3 months but not more than 6 months
Disclosure of financial assets that are either past due or impaired [line items]
Total financial assets	7,199	4,883
More than 6 months but not more than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Total financial assets	0	0
More than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Total financial assets	£ 0	£ 0